Filed Pursuant to Rule 497(e)
                                                  1933 Act File No.  333-29289
                                                  1940 Act File No.  811-8255

                              THE WORLD FUNDS, INC.
                       Dividend Capital Realty Income Fund
                       Supplement Dated September 15, 2005
                   to the Statement of Additional Information
                             Dated January 31, 2005

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1. The following disclosure is added to the section entitled "ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES" currently presented on page 21:

Waiver of Redemption Fees and Deferred Sales Charges -- Deferred sales charges and redemption fees are waived for 401k and qualified investment plan platforms.




                       PLEASE RETAIN FOR FUTURE REFERENCE